GEOGRAPHICAL INFORMATION (Details 2) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment, net	$ 5,972	$ 7,351	$ 7,741
Other non-current assets	$ 20,160	3,407	3,942
Total long-lived assets		10,758	11,683
Total assets, net		125,095	195,499
UNITED STATES
Property, plant and equipment, net		1,126	1,150
Other non-current assets		107	102
Total assets, net		81,317	140,057
Asia [Member]
Property, plant and equipment, net		1,293	1,193
Total assets, net		5,661	20,629
Europe [Member]
Property, plant and equipment, net		898	1,105
Other non-current assets		137	151
Total assets, net		9,833	10,723
Middle East [Member]
Property, plant and equipment, net		4,022	4,276
Other non-current assets		3,163	3,689
Total assets, net		28,171	23,945
Other [Member]
Property, plant and equipment, net		12	17
Total assets, net		$ 113	$ 145